COMMITMENTS AND CONTINGENCIES (Details 3) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
2019	$ 449,103	$ 459,460
In default	101,347	101,347
Accrued interest	207,343
Total	757,793	560,807
Telecom Equipment Finance
2019	449,103	449,103	[1]
In default	0	0	[1]
Accrued interest	170,440
Total	619,543	449,103	[1]
Telecommunications Equipment Lease
2019	0	0	[2]
In default	101,347	101,347	[2]
Accrued interest	36,903
Total	138,250	101,347	[1]
Production Equipment Lease
2019	0	10,357	[3]
In default	0	0	[3]
Accrued interest	0
Total	$ 0	$ 10,357	[3]

[1]	The Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and is due August 31, 2019, as amended.
[2]	The Telecommunications Equipment Lease requires payments of $3,702 per month and is in default. See discussion below in Other Commitments and Contingencies. In December 2017, the Company learned that the telecommunications equipment lease identified herein for $101,348 was included in a default judgement in a non-jurisdictional state of Pennsylvania for $169,474 from a lawsuit by the lessor. Management is working with the lessor to settle this matter including a proposal for the equipment to be returned to the lessor and then a negotiated amount for any deficiency between the value given for the retired equipment and the $101,348. When concluded, management does not believe the results will be significantly different than the liability of $101,348 and accrued fees and interest of $27,070 recorded.
[3]	The Production Equipment Lease, maturing on April 15, 2019, required payments of $2,535 per month and includes imputed interest at 8.5%. The lease was entered into in 2015 for the purchase of equipment in the amount of approximately $120,000 (see Note 2).